CONDENSED PARENT COMPANY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended										9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses:
Other Operating, net	$ 14,651				$ 14,433					$ 17,994	$ 40,877	$ 48,718	$ 68,187
Total Operating Expenses	102,678				165,100					171,336	377,699	384,101	623,262
Operating Income	24,933	$ (4,428)	$ 8,817	$ (2,234)	15,230	$ 11,604	$ 10,475	$ 9,541	$ 46,502	26,116	7,232	17,385	78,122
Non-operating Income (Expense):
Other, net	(5)				(169)					37	(1,636)	(371)	(1,729)
Total Non-operating Expense, net	(7,111)				(5,534)					(206)	(7,438)	(22,067)	(17,962)
Income before Income Tax	17,822				9,696					25,910	(206)	(4,682)	60,160
Income Tax Expense / (Benefit)	5,406				2,445						161	(778)	14,088
Net Income	$ 12,416	$ (8,042)	$ 2,927	$ (6,040)	$ 7,251	$ 5,018	$ 3,973	$ 3,713	$ 33,368	$ 25,910	(367)	(3,904)	46,072
Parent Company
Operating Expenses:
Other Operating, net											564	179	439
Total Operating Expenses											564	179	439
Operating Income											(564)	(179)	(439)
Non-operating Income (Expense):
Equity in Income / (Loss) of Subsidiaries											197	(3,725)	46,283
Other, net													228
Total Non-operating Expense, net											197	(3,725)	46,511
Income before Income Tax											(367)	(3,904)	46,072
Net Income											$ (367)	$ (3,904)	$ 46,072